SHARE CAPITAL (Schedule of warrants activity) (Details) - $ / shares		2 Months Ended	12 Months Ended
	May 06, 2024	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Equity [Abstract]
Warrants outstanding, Beginning balance		1,200,000	1,200,000	3,240,000
Warrants issued	4,000,000		4,000,000
Warrants expired			(1,200,000)	(2,040,000)
Warrants outstanding, Ending balance		1,200,000	4,000,000	1,200,000	3,240,000
Weighted average exercise price of warrants outstanding, beginning balance		$ 1.5	$ 1.5	$ 1.18
Weighted average exercise price of warrants issued	$ 0.55		0.55
Weighted average exercise price of warrants expired			1.5	1
Weighted average exercise price of warrants outstanding, ending balance		$ 1.5	$ 0.55	$ 1.5	$ 1.18
Weighted average remaining life of warrants outstanding		1 month 24 days	1 year 7 months 6 days	3 months 21 days	1 year 1 month 6 days
Weighted average remaining life of Issuance from private placement			1 year 7 months 6 days